Borrowings - Summary of Breakdown of Borrowings (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2025	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2019 loan
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 350,722		€ 269,033
Euribor floored rate	0.00%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 350,722		€ 269,033
Interest rate	3.90%
Borrowings, adjustment to interest rate basis	3.90%
Renewed facility | Top of range | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.20%
Renewed facility | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate	3.90%
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Number of loans | loan			2	6